Note 11 - Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net loss for the year		$ (204,164)	$ (53,272)
Weighted average number of shares on issue - basic and diluted(1) (in shares)	[1]	183,650,405	165,293,893
Loss per share - basic (in dollars per share)		$ (1.11)	$ (0.32)
Loss per share - diluted (in dollars per share)		$ (1.11)	$ (0.32)

[1]	Diluted weighted average number of shares excluded 6,644,542 (2017 - 9,431,737) options and 16,327,598 common shares issuable under the convertible debentures (Note 19(a)) that were anti-dilutive for the year ended December 31, 2018.